Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Common Share (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Common Share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	2,373,472	21,188,697	8,574,195	28,750,000
Diluted net income (loss) per common stock	$ (0.44)	$ (0.06)	$ (0.37)	$ 0.38
Class B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Common Share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	7,187,500	7,187,500	7,187,500	7,187,500
Diluted net income (loss) per common stock	$ (0.44)	$ (0.06)	$ (0.37)	$ 0.38